Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes
14. Income Taxes
The Company recorded a provision for income taxes of $0.1 million for the three and nine months ended September 30, 2023, and a benefit for income taxes of $0.5 million and $1.5 million for the three and nine months ended September 30, 2022, respectively. The effective tax rate was (0.2)% and (0.1)% for the three and nine months ended September 30, 2023, respectively, and the effective tax rate was 1.6% and 1.0% for the three and nine months ended September 30, 2022, respectively.
The tax provision for interim periods is determined using an estimate of the Company’s annual effective tax rate, adjusted for discrete items arising in that quarter. The Company’s effective tax rate differs from the U.S. statutory tax rate in the three and nine months ended September 30, 2023 primarily due to changes in valuation allowances on deferred tax assets as it is more likely than not that some or all of the Company’s deferred tax assets will not be realized.
The Company evaluates its tax positions on a quarterly basis and revises its estimate accordingly. There were no material changes to the Company’s uncertain tax positions, interest, or penalties during the three and nine months ended September 30, 2023.

Note 19. Income Taxes
On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) was enacted into law, and the new legislation contains several key tax positions, including the five-year net operating loss carryback, an adjustment of the business interest limitation, and payroll tax deferral. The Company is required to recognize the effect of tax law changes in the period of enactment. The Company has assessed the applicability of the CARES Act and determined there to be no material impact to the Company other than its ability to use the entire $4.6 million of net operating loss carryback from 2020 to 2019 for federal income tax purposes. On December 27, 2020, the Consolidated Appropriations Act, 2021 was signed into law. It provided additional
COVID-19
focused relief and extended certain provisions of the CARES Act. At this time, the Company does not believe that the Consolidated Appropriations Act, 2021 will have a material impact on the consolidated financial statements.
The components of the Company’s loss before income taxes were as follows (in thousands):

	Year Ended December 31,
	2022	2021	2020
U.S.	$(198,245)	$(247,030)	$(8,120)
Foreign	1,000	3,109	1,957

Loss before income taxes	$(197,245)	$(243,921)	$(6,163)

The components of the income tax benefit (provision), net were as follows (in thousands):

	Year Ended December 31,
	2022	2021	2020
Current:
Federal	$31	$32	$481
State and local	202	(167)	4
Foreign	(141)	(188)	(159)

	$92	$(323)	$326

Deferred:
Federal	$1,963	$13,437	$(11,759)
State and local	870	2,235	(3,791)
Foreign	128	190	(45)

	2,961	15,862	(15,595)

Income tax benefit (provision), net	$3,053	$15,539	$(15,269)

The Company has continued to record a full valuation allowance against its deferred tax assets at December 31, 2022 and 2021. The Company has certain net deferred tax liabilities that will reverse in a different period than its deferred tax assets and has deferred tax liabilities with an indefinite reversal period resulting in a net deferred tax liability, after recording a valuation allowance, at December 31, 2022 and 2021 of $0.2 million and $3.2 million respectively.

The actual tax rate on loss before income taxes reconciles to the applicable statutory federal income tax rate as follows:

	Year Ended December 31,
	2022	2021	2020
Federal statutory rate	21.0%	21.0%	21.0%
State income taxes, net of federal benefit	3.6%	3.4%	0.5%
Valuation allowance on deferred tax assets	(24.2%)	(19.3%)	(262.4%)
Adjustments to prior year provision	1.4%	0.4%	(4.5%)
Equity-based compensation	(1.1%)	0.6%	(9.1%)
Common stock warrant liability	0.9%	4.4%	—
Goodwill impairment	—	(4.5%)	—
R & D credits (federal and state, net of federal benefit)	—	0.5%	14.2%
Other	(0.1%)	(0.1%)	(7.4%)

Effective tax rate	1.5%	6.4%	(247.7%)

Deferred tax assets and liabilities are as follows (in thousands):

	As of December 31,
	2022	2021
Deferred tax assets:
Net operating losses	$74,038	$66,039
Inventory	18,525	8,939
Tax basis step-up	13,240	14,930
Equity-based compensation	10,652	9,218
Capitalized research expense	6,057	—
Intangible assets	4,915	—
Accrued employee compensation and benefits	4,246	1,210
R & D credit carryover	3,886	2,162
Lease obligations	1,663	2,052
Accrued expenses	1,438	1,102
Other	2,164	1,962

Total deferred tax assets	140,824	107,614

Deferred tax liabilities:
Property and equipment	(13,377)	(25,787)
Content assets	(7,408)	(8,347)
Prepaid expenses	(2,425)	(2,572)
Right-of-use assets	(1,231)	(1,619)
Intangible assets	—	(4,345)

Total deferred tax liabilities	(24,441)	(42,670)

Net deferred tax assets before valuation allowance	116,383	64,944
Valuation allowance	(116,564)	(68,109)

Net deferred tax liabilities	$(181)	$(3,165)

Taxes on the net income of foreign corporate subsidiaries in excess of a deemed return on their tangible assets, or global intangible low-taxed
income (“GILTI”), are recognized as an expense in the period the tax is incurred. The Company has not provided deferred taxes related to temporary differences that, on their reversal, will affect the amount of income subject to GILTI in the period tax is incurred.

As of December 31, 2022, the Company has accumulated U.S. federal and state net operating loss carryforwards of $293.7 million and $285.2 million, respectively. Of the federal net operating loss carryforwards, $2.3 million was generated before January 1, 2018 and subject to a
20-year
carryforward period. The remaining $291.4 million can be carried forward indefinitely but is subject to an 80% taxable income limitation. The U.S. federal losses subject to carryforward limitations and state net operating loss carryforwards will begin to expire in 2037 and 2025, respectively. As of December 31, 2022, the Company has accumulated U.S. federal and state research tax credits of $3.5 million and $1.7 million, respectively. The U.S. federal research tax credits will begin to expire in 2039. The U.S. state research tax credits do not expire.
Uncertain Tax Positions
The following table summarizes the activity related to the Company’s gross unrecognized tax benefits (in thousands):

	Year Ended December 31,
	2022	2021
Unrecognized tax benefits, beginning of year	$568	$184
Additions for current year tax positions	476	384

Unrecognized tax benefits (excluding interest and penalties), end of year	1,044	568
Interest and penalties associated with unrecognized tax benefits	—	—

Unrecognized tax benefits including interest and penalties, end of year	$1,044	$568

All of the unrecognized tax benefits was recorded as a reduction in the Company’s gross deferred tax assets. If the unrecognized tax benefits were not recorded it would affect the Company’s effective tax rate.
The Company files U.S. federal, numerous state and local income, franchise, U.K., and Canada tax returns. With a few exceptions, the Company is no longer subject to U.S. federal, state, local, or Canada tax examination by taxing authorities for years prior to 2019. For the U.K., the Company is no longer subject to tax examinations by the taxing authorities for years prior to
2020
.